Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis [Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	575			575
Marketable equity securities	124			124
Mandatory convertible bonds	(872)			(872)
Warrants on shares		1		1
Option component of convertible bonds		(176)		(176)

Fair Value Assets And Liabilities Measured On Recurring Basis Valuation Techniques [Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2010

Market quoted bond price (percent)	125.625
Fair value of bond excluding conversion feature (percent)	101.600
Fair value of conversion feature (percent)	24.025
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
Items measured at fair value on a non-recurring basis

					2010
					$
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:					83

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8

Tau Lekoa was sold during the third quarter of 2010.

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2010, the Company fully impaired its equity method investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in equity income in associates, of:					24

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(83)
Long-lived assets held for sale	61		61		(8)
Associates and equity accounted joint ventures	-				(24)
	61	-	61	-	(115)